SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selected Quarterly Financial Information [Abstract]
Net sales	$ 612,075	$ 595,529	$ 541,675	$ 465,677	$ 411,987	$ 398,627	$ 360,855	$ 343,670	$ 2,214,956	$ 1,515,139	$ 1,126,943
Gross profit	40,897	40,165	29,568	29,509	25,254	23,130	20,266	20,376	140,139	89,027	69,335
Income (loss) before income taxes	(5,684)	6,968	2,415	5,507	(32,642)	3,008	1,599	1,915	9,206	(26,120)	(2,639)
Net income (loss)	(3,355)	4,541	1,675	1,690	(32,642)	3,008	1,599	1,915	4,551	(26,120)	(2,639)
Net income (loss) attributable to Diplomat Pharmacy, Inc.	(3,130)	4,541	1,675	1,690	(32,642)	3,008	1,599	1,915	4,776	(26,120)	(2,639)
Basic income (loss) per common share	$ (0.06)	$ 0.12	$ 0.04	$ 0.05	$ (0.98)	$ 0.09	$ 0.05	$ 0.06	$ 0.12	$ (0.79)	$ (0.08)
Diluted income (loss) per common share	$ (0.06)	$ 0.11	$ 0.04	$ 0.04	$ (0.98)	$ 0.09	$ 0.05	$ 0.06	$ 0.11	$ (0.79)	$ (0.08)
Impairment of non-consolidated entities	4,869									932
Contingent consideration expense recognized	(5,464)
Change in fair value of redeemable common shares					$ (34,348)